Convertible Promissory Notes (Details) - USD ($)	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Jan. 31, 2018
IfrsStatementLineItems [Line Items]
Convertible Promissory Notes, beginning	$ 265,277
Convertible Promissory Notes, ending		$ 265,277
Balance - net of current portion			$ 100,000
Face Value [member]
IfrsStatementLineItems [Line Items]
Convertible Promissory Notes, beginning	1,343,171	1,518,391
Amortization of deferred financing costs	22,106	52,286
Interest expense on long-term debt Interest accretion
Interest accretion
Repaid	(265,277)	(492,223)
Converted to common units	(1,100,000)	(1,537,775)
Convertible Promissory Notes, ending		1,343,171
Less: current portion		265,277
Balance - net of current portion		1,077,894
Borrowing cost incurred		3,425,891
Deferred financing costs		(55,008)
Fair value of conversion option
Exchanged		(50,000)
Face Value [member] | Fifty Percent November 7, 2017 [member]
IfrsStatementLineItems [Line Items]
Borrowing cost incurred		300,000
Face Value [member] | Fifty Percent November 14, 2017 [member]
IfrsStatementLineItems [Line Items]
Borrowing cost incurred		190,000
Face Value [member] | Fifty Percent November 14, 2017 One [member]
IfrsStatementLineItems [Line Items]
Borrowing cost incurred		125,000
Face Value [member] | Fifty Percent November 14, 2017 Two [member]
IfrsStatementLineItems [Line Items]
Borrowing cost incurred		90,000
Face Value [member] | Fifty Percent November 14, 2017 Three [member]
IfrsStatementLineItems [Line Items]
Borrowing cost incurred		25,000
Face Value [member] | Fifty Percent November 14, 2017 Four [member]
IfrsStatementLineItems [Line Items]
Borrowing cost incurred		70,000
Face Value [member] | Fifty Percent November 14, 2017 Five [member]
IfrsStatementLineItems [Line Items]
Borrowing cost incurred		25,000
Face Value [member] | Fifty Percent November 14, 2017 Six [member]
IfrsStatementLineItems [Line Items]
Borrowing cost incurred		25,000
Face Value [member] | Twenty Five Percent December 152017 [Member]
IfrsStatementLineItems [Line Items]
Borrowing cost incurred		1,000,000
Face Value [member] | Twelve Percent August 1, 2018 [member]
IfrsStatementLineItems [Line Items]
Borrowing cost incurred		57,500
Carrying amount [member]
IfrsStatementLineItems [Line Items]
Convertible Promissory Notes, beginning	1,299,376	1,394,582
Amortization of deferred financing costs	23,759	52,286
Interest expense on long-term debt Interest accretion
Interest accretion	5,502	284,042
Repaid	(265,277)	(492,223)
Converted to common units	(1,063,360)	(1,443,803)
Convertible Promissory Notes, ending		1,299,376
Less: current portion		265,277
Balance - net of current portion		1,034,099
Borrowing cost incurred		3,302,082
Deferred financing costs		(55,008)
Fair value of conversion option		(298,000)
Exchanged		(50,000)
Carrying amount [member] | Fifty Percent November 7, 2017 [member]
IfrsStatementLineItems [Line Items]
Borrowing cost incurred		300,000
Carrying amount [member] | Fifty Percent November 14, 2017 [member]
IfrsStatementLineItems [Line Items]
Borrowing cost incurred		190,000
Carrying amount [member] | Fifty Percent November 14, 2017 One [member]
IfrsStatementLineItems [Line Items]
Borrowing cost incurred		125,000
Carrying amount [member] | Fifty Percent November 14, 2017 Two [member]
IfrsStatementLineItems [Line Items]
Borrowing cost incurred		90,000
Carrying amount [member] | Fifty Percent November 14, 2017 Three [member]
IfrsStatementLineItems [Line Items]
Borrowing cost incurred		25,000
Carrying amount [member] | Fifty Percent November 14, 2017 Four [member]
IfrsStatementLineItems [Line Items]
Borrowing cost incurred		70,000
Carrying amount [member] | Fifty Percent November 14, 2017 Five [member]
IfrsStatementLineItems [Line Items]
Borrowing cost incurred		25,000
Carrying amount [member] | Fifty Percent November 14, 2017 Six [member]
IfrsStatementLineItems [Line Items]
Borrowing cost incurred		25,000
Carrying amount [member] | Twenty Five Percent December 152017 [Member]
IfrsStatementLineItems [Line Items]
Borrowing cost incurred		1,000,000
Carrying amount [member] | Twelve Percent August 1, 2018 [member]
IfrsStatementLineItems [Line Items]
Borrowing cost incurred		57,500
Interest Payables [member]
IfrsStatementLineItems [Line Items]
Convertible Promissory Notes, beginning	454,775	140,118
Amortization of deferred financing costs
Interest expense on long-term debt Interest accretion	2,154	822,165
Interest accretion
Repaid	(137,889)	(205,678)
Converted to common units	(279,040)	(294,330)
Convertible Promissory Notes, ending	40,000	454,775
Less: current portion	40,000	454,775
Balance - net of current portion
Borrowing cost incurred		140,118
Deferred financing costs
Fair value of conversion option
Exchanged		(7,500)
Interest Payables [member] | Fifty Percent November 7, 2017 [member]
IfrsStatementLineItems [Line Items]
Borrowing cost incurred
Interest Payables [member] | Fifty Percent November 14, 2017 [member]
IfrsStatementLineItems [Line Items]
Borrowing cost incurred
Interest Payables [member] | Fifty Percent November 14, 2017 One [member]
IfrsStatementLineItems [Line Items]
Borrowing cost incurred
Interest Payables [member] | Fifty Percent November 14, 2017 Two [member]
IfrsStatementLineItems [Line Items]
Borrowing cost incurred
Interest Payables [member] | Fifty Percent November 14, 2017 Three [member]
IfrsStatementLineItems [Line Items]
Borrowing cost incurred
Interest Payables [member] | Fifty Percent November 14, 2017 Four [member]
IfrsStatementLineItems [Line Items]
Borrowing cost incurred
Interest Payables [member] | Fifty Percent November 14, 2017 Five [member]
IfrsStatementLineItems [Line Items]
Borrowing cost incurred
Interest Payables [member] | Fifty Percent November 14, 2017 Six [member]
IfrsStatementLineItems [Line Items]
Borrowing cost incurred
Interest Payables [member] | Twenty Five Percent December 152017 [Member]
IfrsStatementLineItems [Line Items]
Borrowing cost incurred
Interests Payable [Member] | Twelve Percent August 1, 2018 [member]
IfrsStatementLineItems [Line Items]
Borrowing cost incurred